Shareholder Report, Holdings (Details) - C000014297	Jun. 30, 2026
FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	9.90%
FR_40415F101
Holdings [Line Items]
Percent of Total Investments	6.00%
FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	5.20%
FR_610018905
Holdings [Line Items]
Percent of Total Investments	3.80%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	3.80%
FR_609962907
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_BTFGH1905
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_658248901
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_627358906
Holdings [Line Items]
Percent of Total Investments	3.00%
FR_ACI0Q5T95
Holdings [Line Items]
Percent of Total Investments	2.90%
Grasim Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	43.90%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.60%
SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.10%
SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.00%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.20%
SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.20%
SectorFinancials
Holdings [Line Items]
Percent of Total Investments	38.00%

[1]	Amount is less than 0.05%.